18. OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Tables
Other liabilities
	At December 31	At December 31
(in thousands)	2017	2016

Debt obligations	$-	$276
Unamortized fair value of toll milling contracts	-	674
Flow-through share premium obligation (note 18)	3,057	1,803
	$3,057	$2,753

Other liabilities-by duration:
Current	$3,057	$2,123
Non-current	-	630
	$3,057	$2,753

Debt obligations continuity
(in thousands)	2017	2016

Balance-January 1	$276	$300
New issuances	-	312
Repayments	(282)	(348)
Foreign exchange	6	12
Balance-December 31	$-	$276